THE PENNSYLVANIA AVENUE FUNDS

CERTIFICATION PURSUANT TO RULE 497(j)

The undersigned, on behalf of the Pennsylvania Avenue Funds (the “Registrant”) hereby certifies that the form of Prospectus and Statement of Additional Information, each dated May 1, 2008, that would have been filed under Rule 497(c) would not have differed from that contained in the Registrant’s most recent post-effective amendment to its registration statement on Form N-1A.  The text of such amendment to the registration statement was filed electronically.

Dated 05/06/2008

The Pennsylvania Avenue Funds

By:

/S/ Thomas Kirchner

Thomas Kirchner, President